Description Of Organization, Business Operations And Basis Of Presentation - Additional Information (Detail) - USD ($)		4 Months Ended	7 Months Ended	9 Months Ended
	Aug. 17, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offer gross		$ 575,000,000	$ 575,000,000
Proceeds from issuance of private placement		$ 14,350,000	$ 14,350,000
Class of warrants or rights issue price per warrant			$ 1.50
Term of restricted investments			185 days	185 days
Percentage of amount of trust assets of target company excluding working capital underwriting commission and tax			80.00%	80.00%
Equity method investment ownership percentage			50.00%	50.00%
Temporary equity redemption price per share			$ 10.00	$ 10.00
Percentage of public shareholding to be redeemed in case of non occurrence of business combination			100.00%	100.00%
Number of business days after the last date for effecting business combination within which the public shares shall be redeemed			10 days	10 days
Estimated amount of expenses payable on dissolution			$ 100,000	$ 100,000
Per share amount to be maintained in the trust account for redemption			$ 10.00	$ 10.00
Percentage of the public shares redeemable in case business combination is not consummated			100.00%	100.00%
Post Business Combination Net Worth Requirement to Effect Business Combination [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Networth needed post business combination			$ 5,000,001	$ 5,000,001
Ordinary Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares			57,500,000	57,500,000
Proceeds from initial public offer gross			$ 575,000,000	$ 575,000,000
Temporary equity redemption price per share			$ 10.00	$ 10.00
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares	57,500,000
Sale of stock issue price per share	$ 10.00		$ 10.00	$ 10.00
Proceeds from initial public offer gross	$ 575,000,000.0		$ 575,000,000.0	$ 575,000,000.0
Stock issuance costs	32,400,000
Deferred underwriting commissions payable current	$ 20,100,000
IPO [Member] | Ordinary Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the public shareholding eligible for transfer without restriction			20.00%	20.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares	7,500,000
Sale of stock issue price per share	$ 10.00
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share			$ 10.00	$ 10.00
Proceeds from issuance of private placement			$ 575,000,000.0	$ 575,000,000.0
Class of warrants or rights number of warrants issued during the period			9,566,667	9,566,667
Class of warrants or rights issue price per warrant				$ 1.50
Proceeds from issue of warrants			$ 14,400,000	$ 14,400,000